DESCRIPTION OF BUSINESS - Liquidity and Capital Resources (Details) ¥ in Thousands		1 Months Ended						12 Months Ended
	Jul. 31, 2023 USD ($) installment	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Nov. 30, 2021 USD ($)	Nov. 30, 2021 CNY (¥)	Apr. 30, 2020 USD ($)	Apr. 30, 2020 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2023 USD ($) agreement	Dec. 31, 2023 CNY (¥) agreement
Description of Business and Basis of Presentation
Loss on disposal of long-lived assets								$ (2,058,000)	$ (65,000)
Government grant received								6,436,000
Number of guarantee agreements | agreement										4	4
Investment return in installments | ¥											¥ 26,200
Accumulated deficit								(637,160,000)		$ (660,817,000)
Cash and cash equivalents								47,112,000		17,083,000
Short-term Investments								1,462,000		$ 12,011,000
Sublicensing revenue from a related party								$ 5,000,000
Supply agreement with Acrotech Inc.
Description of Business and Basis of Presentation
Collaborative arrangement, additional amount payable	$ 750,000
Collaborative arrangement, additional amount payable, number of installments | installment	3
License of FOLOTYN | License Agreement with Mundipharma International Corporation Limited
Description of Business and Basis of Presentation
License agreement, amount payable	$ 12,000,000
License agreement, one time payment, payable upon completion of quality audit	2,000,000
CASI Wuxi
Description of Business and Basis of Presentation
Land use right returned to extinguish the lease | ¥			¥ 44,420
Government grant received				$ 500,000	¥ 3,000	$ 2,200,000	¥ 15,900
Investment principal returned | ¥		¥ 134,200
CASI Wuxi | Convertible loan
Description of Business and Basis of Presentation
Term of loan (in years)		3 years
Interest rate (in %)										4.05%	4.05%
Loan, conversion term (in years)		6 months
WUXI LP
Description of Business and Basis of Presentation
Investment principal										$ 20,000,000
CASI China & Hongkong
Description of Business and Basis of Presentation
Cash and cash equivalents										$ 14,400,000
CASI China & Hongkong | License of FOLOTYN | License Agreement with Mundipharma International Corporation Limited
Description of Business and Basis of Presentation
License agreement, one time payment, payable upon completion of quality audit	$ 2,000,000
Percentage of net sales	10.00%
License agreement, aggregate amount payable in quarterly installment	$ 8,000,000
License agreement, amount payable on completion of audit and deferred quarterly payments becomes due immediately upon event of non payment	10,000,000
CASI China & Hongkong | License of FOLOTYN | License Agreement with Mundipharma International Corporation Limited | Minimum
Description of Business and Basis of Presentation
Sublicensing revenue from a related party	$ 30,000,000